Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding consists of the following:

	As of December 31, 2015			As of December 31, 2014
	Total Principal	Current Portion	Long-Term	Total Principal	Current Portion	Long-Term
In millions
Long-term debt	$198.6	$6.7	$191.9	$198.7	$2.1	196.6

Schedule of Maturities of Long-term Debt [Table Text Block]
The aggregate amounts of principal payments on long-term debt, excluding affiliate debt, after December 31, 2015 are as follows:

	2016	2017	2018	2019	2020	Total
In millions
Maturities of long-term debt	$6.7	$6.7	$40.1	$151.9	$—	$205.4